245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 30, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Concord Street Trust (the trust): File Nos. 033-15983 and 811-05251

Fidelity Flex Large Cap Value Fund

Fidelity Founders Fund

Fidelity Large Cap Stock Fund

Fidelity Large Cap Stock K6 Fund

Fidelity Mid-Cap Stock Fund

Fidelity Mid-Cap Stock K6 Fund

Fidelity Series Small Cap Discovery Fund

Fidelity Small Cap Discovery Fund

Fidelity Small Cap Stock Fund

Fidelity Small Cap Stock K6 Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust